Federal Home Loan Bank and Federal Reserve Bank Borrowings (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2022	Dec. 31, 2021
Federal Home Loan Bank and Federal Reserve Bank Borrowings
Loans pledged as collateral to the FHLB	$ 110,000
FHLB stock owned		$ 812,000	$ 707,000
Carrying value of loans pledged as collateral to the FHLB		14,940,000
Remaining availability credit with the FHLB		8,650,000
Prepayment of penalty	$ 70,000,000.0
Availability under the line of credit with the FRB		445,100,000
Fair value under the line of credit with the FRB3E		$ 585,000,000
Common stock Per shjare		$ 100